Guarantees Granted to Subsidiaries - Additional Information (Detail)	Dec. 31, 2017 ARS ($)	Apr. 30, 2017 ARS ($)	Dec. 31, 2016 ARS ($)	Aug. 05, 2016 USD ($)	Oct. 21, 2015 ARS ($)
Disclosure of detailed information about borrowings [line items]
Loan outstanding amount	$ 4,363,879,243		$ 4,339,028,360
In Argentina Pesos [member]
Disclosure of detailed information about borrowings [line items]
Loan outstanding amount	1,012,118,191		980,325,932
In Argentina Pesos [member] | Ferrosur Roca S.A. [member] | Banco Patagonia S.A. [member] | BADLAR corrected plus 0.5% [member]
Disclosure of detailed information about borrowings [line items]
Loan outstanding amount	60,777,576		122,079,572
In Argentina Pesos [member] | Ferrosur Roca S.A. [member] | HSBC Bank Argentina S.A [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Loan outstanding amount	157,865,753
In US Dollars [member] | Ferrosur Roca S.A. [member] | Banco Patagonia S.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Loan outstanding amount	89,305,446		$ 74,721,781
Guarantees [member] | In Argentina Pesos [member] | Ferrosur Roca S.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Bank overdrafts	$ 234,646,325
Guarantees [member] | In Argentina Pesos [member] | Ferrosur Roca S.A. [member] | Banco Patagonia S.A. [member] | BADLAR corrected plus 0.5% [member]
Disclosure of detailed information about borrowings [line items]
Face amount					$ 130,000,000
Guarantees [member] | In Argentina Pesos [member] | Ferrosur Roca S.A. [member] | HSBC Bank Argentina S.A [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face amount		$ 150,000,000
Guarantees [member] | In US Dollars [member] | Ferrosur Roca S.A. [member] | Banco Patagonia S.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face amount				$ 4,700,000